CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net loss	¥ (20,776)	$ (2,847)	¥ (353,433)	¥ (376,069)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	20,149	2,760	226,691	162,069
Depreciation and amortization	16,967	2,324	21,780	40,819
Loss on disposal of property and equipment	31	4	992	1,372
Loss on disposal of intangible assets				18
Inventory write-down	3,887	533	19,910	28,498
Credit loss	519	71	1,950	2,694
Investment (income) loss, net	170	23	(4,025)	(4,214)
Noncash lease expense	48,497	6,644	62,610	69,322
Exchange loss	910	125	610	7,875
Changes in operating assets and liabilities:
Accounts receivable	123,203	16,879	(49,898)	(86,977)
Notes receivable	(1,230)	(169)	(34,266)	47,402
Inventories	28,107	3,851	59,594	(406,291)
Prepayments and other current assets	(26,214)	(3,591)	57,165	(39,491)
Other non-current assets	(1,372)	(188)	7,038	1,738
Accounts payable	132,734	18,184	(176,735)	417,497
Accrued expenses and other current liabilities	(32,199)	(4,410)	(229,975)	177,644
Operating lease liabilities	(34,082)	(4,669)	(62,497)	(65,521)
Other non-current liabilities	3,715	509	5,245	(1,537)
Net cash (used in) provided by operating activities	263,016	36,033	(447,244)	(23,152)
Investing activities:
Purchases of property and equipment	(15,199)	(2,082)	(9,822)	(31,574)
Purchases of intangible assets			(3)	(114)
Payment of former VIE reorganization				(2,958)
Proceeds from sale of long-term investments	900	123		750
Purchase of short-term investments	(460,000)	(63,020)	(914,326)	(1,268,925)
Proceeds from sale or maturity of short-term investments	511,217	70,036	1,074,246	1,254,463
Proceeds from disposal of property and equipment	458	63	1,648	1,185
Net cash (used in) provided by investing activities	37,376	5,120	151,743	(47,173)
Financing activities:
Net proceeds from issuance of ordinary shares upon the exercise of stock options	14	2	223	274
Contribution from redeemable non-controlling interest holders	1,225	168
Payment for share repurchase from non-controlling interest holders	(13,521)	(1,852)
Repayment of redemption rights from redeemable non-controlling interest holders	(87,502)	(11,988)	(1,729)
Proceeds from short-term bank borrowings	438,864	60,124	919,635	788,153
Repayment of short-term bank borrowings	(615,958)	(84,386)	(750,127)	(868,821)
Proceeds from other financing activities	710,954	97,400	1,451,352	646,399
Repayment for other financing activities	(840,312)	(115,122)	(1,415,105)	(543,270)
Net cash provided by (used in) financing activities	(406,236)	(55,654)	205,978	22,735
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	628	86	(3,720)	3,709
Net decrease in cash and cash equivalents, and restricted cash	(105,216)	(14,415)	(93,243)	(43,881)
Cash and cash equivalents, and restricted cash at the beginning of the year	623,548	85,426	716,791	760,672
Cash and cash equivalents, and restricted cash at the end of the year	518,332	71,011	623,548	716,791
Supplemental disclosure of cash flow information:
Interest paid	6,157	844	10,423	9,549
Income tax paid	96	13	251
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale investments	1,074	147	4,343	4,810
Purchases of property and equipment included in payables				570
Adjustment attributable to redeemable non-controlling interest	(54,357)	$ (7,447)	(86,941)	(88,419)
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	462,289		603,523	673,669
Restricted cash	56,043		20,025	43,122
Cash and cash equivalents, and restricted cash	¥ 518,332		¥ 623,548	¥ 716,791